Organization and Nature of Operations - Net (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Revenues	¥ 45,286,816	$ 6,565,971	¥ 27,009,779	¥ 9,456,609
Cost	(36,496,360)	(5,291,474)	(21,248,325)	(7,907,270)
Expenses	(12,445,333)	(1,804,403)	(6,778,774)	(2,218,676)
Other income / (expense)	625,633	90,708	187,320	20,133
Loss before income tax expense	(2,159,355)	(313,076)	(152,812)	(188,877)
Income tax benefit/(expense)	127,007	18,414	(168,643)	22,847
Net loss from continuing operations	(2,032,348)	(294,662)	(321,455)	(166,030)
Net income from discontinued operations				14,373
Net loss	(2,032,348)	(294,662)	(321,455)	(151,657)
Less: Net loss attributable to noncontrolling interests	20,133	2,919
Net loss attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	$ (291,743)	(321,455)	(791,985)
VIEs and VIEs' subsidiaries
Variable interest entity
Share of loss from subsidiaries			(13)	(1,179)
Other income / (expense)	(358,394)		2,610,121	40,309
Loss before income tax expense	670,911		2,662,162	(458,900)
Income tax benefit/(expense)	8,701		(117,413)	(36,309)
Net loss from continuing operations	679,612		2,544,749	(495,209)
Net income from discontinued operations				14,373
Net loss	679,612		2,544,749	(480,836)
Less: Net loss attributable to noncontrolling interests				(5,075)
Net loss attributable to ordinary shareholders of Li Auto Inc.	679,612		2,544,749	(475,761)
VIEs and VIEs' subsidiaries - Third-party
Variable interest entity
Revenues			6,294,675	8,001,067
Cost	(4,534,351)		(20,171,861)	(7,790,586)
Expenses	(1,638,834)		(2,401,187)	(1,358,507)
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Revenues	7,211,082		22,287,788	8,553,798
Cost	(8,290)		(5,891,611)	(7,877,944)
Expenses	¥ (302)		¥ (65,750)	¥ (25,858)